UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Brian D. Bullard

American Funds Fundamental Investors

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Fundamental Investors®

Semi-annual report for the six months ended June 30, 2019

We believe flexibility
can help uncover
value in any market
environment.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Fundamental Investors seeks long-term growth of capital and income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2019:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–0.67%	8.51%	12.80%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.59% for Class A shares as of the prospectus dated March 1, 2019 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2019, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.25%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.47%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

For the six months ended June 30, 2019, Fundamental Investors rose 15.10%. This return includes reinvested dividends and a capital gain distribution totaling $0.89 per share.

The fund’s results trailed its primary benchmark, the unmanaged S&P 500 Composite Index, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, which climbed 18.54%. However, Fundamental Investors’ return outpaced that of its growth-and-income peers, as measured by the Lipper Growth and Income Funds Index, which increased 14.81%.

The fund’s results have topped those of its Lipper peers in multiple periods since its inception. In addition, Fundamental Investors has outpaced the S&P 500 over its lifetime. Although the annual advantages may seem small, when compounded over longer time frames, it can translate into added wealth for long-term investors.

U.S. equity markets climbed despite heightened trade tensions.

U.S. stocks bounced back from their sharp decline in late 2018, supported by solid U.S. economic growth and more accommodative central bank policies. Corporate fundamentals remained strong, as companies continued to feel a tailwind from 2017’s corporate tax reform. Meanwhile, the U.S. Federal Reserve (the Fed) shifted its monetary policy approach from financial tightening to a more dovish outlook on rates. In recent months, Fed officials have signaled a higher likelihood of a rate cut should global economic growth continue to slow.

Results at a glance

For the six-month period ended June 30, 2019, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 8/1/78)[1]

Fundamental Investors (Class A shares)	15.10%	5.39%	9.80%	13.47%	12.33%
Standard & Poor’s 500 Composite Index[2,3]	18.54	10.42	10.71	14.70	11.65
Lipper Growth and Income Funds Index[4]	14.81	6.66	7.30	11.73	10.46
MSCI World Index[3,5]	16.98	6.33	6.60	10.72	9.49

[1]	The date Capital Research and Management Company began managing the fund.
[2]	Source: S&P Dow Jones Indices.
[3]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.
[5]	Source: MSCI. Results reflect dividends net of withholding taxes.

Fundamental Investors	1

Trade tensions between the U.S. and China were elevated during the first half of the year, despite several brief periods where a broader agreement seemed likely. Talks between the two countries resulted in progress on some issues, but greater dissension on others. Swings in sentiment regarding a broader resolution had a significant impact on equity markets, producing periods of volatility, especially on trade-reliant companies in industries such as technology and agriculture.

Fed monetary policy decisions and the outcome of U.S.-China trade talks will continue to be important for financial markets moving forward.

Growth stocks fared better than value-oriented companies.

Growth-oriented U.S. companies strongly rebounded from the sharp selloff in late 2018; the Russell 1000 Growth Index climbed 21.49% on a total return basis during the first half of the year. Meanwhile, the Russell 1000 Value Index trailed, rising 16.24%. The divergence between growth and value returns likely underscored investors’ belief that companies with more potential for revenue growth were set to benefit from the near-term financial and economic environment.

Active investing is based on fundamental research.

The fund’s portfolio is carefully constructed using bottom-up, fundamental investment research that allows the fund to maintain high-conviction investments across a variety of industries. Of the fund’s 10 largest holdings, returns from nine companies contributed positively to the fund, including Facebook (+47.23%), Charter Communications (+38.67%), Microsoft (+31.89%), Amazon (+26.08%), Broadcom (+13.21%), Taiwan Semiconductor (+6.12%), Alphabet (+4.37%), Berkshire Hathaway (+4.04%) and Intel (+2.00%).

Communication services led contribution to relative returns; health care lagged.

Investments in the communication services, among other sectors, contributed to the fund’s strong results. Meanwhile, health care returns, while positive, were among the fund’s investments that lagged returns generated in the S&P 500 Index.

Earnings growth and acquisition-fueled market share gains fueled stocks in the communication services sector. Facebook, Charter Communications and Comcast (+24.17%) were among key contributors. While we maintain a sizeable investment in the communication services sector, we have been selective and our holdings have been concentrated to a handful of companies.

Modest returns for health care companies in the portfolio weighed on the fund’s relative results. Regeneron (–16.20%) and UnitedHealth (–2.05%) were two of the largest detractors. Shares of Regeneron retreated due to fears that its key product, Eylea, could be targeted for price cuts if certain of the various government proposals for reducing pharmaceutical prices are adopted. In April, companies in the health care sector, including UnitedHealth, saw increased scrutiny from politicians over drug prices, while several 2020 presidential candidates outlined proposals for a single-payer health care system.

2	Fundamental Investors

Fundamental Investors’ 10 largest holdings	(as of June 30, 2019)

Company	Percent of net assets
Microsoft	5.28%
Broadcom	3.34
Facebook	2.75
Intel	2.46
Berkshire Hathaway	2.42
Amazon	2.40
UnitedHealth Group	2.32
Charter Communications	2.06
Alphabet	1.80
Taiwan Semiconductor Manufacturing	1.62

We maintain our long-term perspective, while balancing opportunity with caution.

The bounce back in U.S. and global equity markets during the first half of the year reinforced the importance of a longer term investment perspective. Despite short-term market volatility, we have been able to generate healthy long-term investment results for Fundamental Investors’ shareholders. We believe that our approach will continue to help us pursue better investment outcomes.

While we are finding opportunities in global equity markets, we remain vigilant in our evaluation of companies and macroeconomic conditions, especially as global monetary policies have shifted to signal more caution. We have also continued to take advantage of periods of volatility to invest in companies that we believe can add long-term value for our shareholders. We believe that the fund’s flexibility, along with our long-term investment approach, should continue to help uncover new opportunities.

We welcome Julian Abdey, who became portfolio manager for the fund as of March 1, 2019. Julian has more than 22 years of experience, with the last 16 years at Capital Group. We look forward to Julian’s contributions to the fund.

Thank you for your support and investment in Fundamental Investors.

Sincerely,

Brady L. Enright Co-President	Mark L. Casey Co-President

August 8, 2019

For current information about the fund, visit americanfunds.com.

Fundamental Investors	3

Summary investment portfolio June 30, 2019	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	79.19%
Eurozone*	4.69
United Kingdom	4.31
Canada	2.07
Taiwan	1.62
South Korea	1.16
Japan	.53
Switzerland	.34
Hong Kong	.28
Other countries	.89
Short-term securities & other assets less liabilities	4.92
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Ireland, the Netherlands and Spain.

Common stocks 94.94%	Shares	Value (000)
Information technology 21.54%
Microsoft Corp.	39,752,600	$5,325,258
Broadcom Inc.	11,709,700	3,370,754
Intel Corp.	51,821,000	2,480,671
Taiwan Semiconductor Manufacturing Co., Ltd.	184,012,000	1,415,955
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,510,000	215,827
ASML Holding NV	3,537,671	739,128
ASML Holding NV (New York registered)	1,444,000	300,251
Samsung Electronics Co., Ltd.	21,885,000	890,828
Texas Instruments Inc.	7,741,000	888,357
Mastercard Inc., Class A	2,700,000	714,231
Visa Inc., Class A	3,779,200	655,880
QUALCOMM Inc.	7,668,300	583,328
Other securities		4,160,707
		21,741,175

4	Fundamental Investors

	Shares	Value (000)
Health care 12.10%
UnitedHealth Group Inc.	9,590,126	$2,340,087
Boston Scientific Corp.[1]	21,876,500	940,252
Merck & Co., Inc.	10,500,000	880,425
Regeneron Pharmaceuticals, Inc.[1]	2,681,500	839,309
Thermo Fisher Scientific Inc.	2,414,500	709,090
Centene Corp.[1]	11,617,764	609,236
Cigna Corp.	3,532,072	556,478
Other securities		5,341,419
		12,216,296

Financials 11.64%
Berkshire Hathaway Inc., Class A1	7,669	2,441,426
JPMorgan Chase & Co.	12,053,400	1,347,570
Capital One Financial Corp.	9,658,000	876,367
Citigroup Inc.	10,000,000	700,300
CME Group Inc., Class A	3,582,500	695,399
Discover Financial Services	8,255,000	640,506
Other securities		5,049,033
		11,750,601

Communication services 10.78%
Facebook, Inc., Class A1	14,361,100	2,771,692
Charter Communications, Inc., Class A1	5,266,100	2,081,057
Alphabet Inc., Class C1	1,275,701	1,378,918
Alphabet Inc., Class A1	402,600	435,935
Comcast Corp., Class A	28,006,173	1,184,101
Netflix, Inc.[1]	2,671,200	981,185
Activision Blizzard, Inc.	11,728,469	553,584
Other securities		1,496,079
		10,882,551

Industrials 10.20%
Airbus SE, non-registered shares	8,904,418	1,262,412
Boeing Co.	2,965,000	1,079,290
TransDigm Group Inc.[1]	2,104,800	1,018,302
Parker-Hannifin Corp.	4,650,000	790,546
Union Pacific Corp.	4,510,000	762,686
Deere & Co.	4,466,000	740,061
CSX Corp.	7,282,976	563,484
Other securities		4,078,020
		10,294,801

Consumer discretionary 8.58%
Amazon.com, Inc.[1]	1,277,300	2,418,734
Home Depot, Inc.	6,938,475	1,442,995
NIKE, Inc., Class B	12,045,000	1,011,178
Marriott International, Inc., Class A	5,254,251	737,119
Other securities		3,054,984
		8,665,010

Fundamental Investors	5

Common stocks (continued)	Shares	Value (000)
Consumer staples 6.60%
Philip Morris International Inc.	14,765,500	$1,159,535
British American Tobacco PLC	28,592,800	998,201
Altria Group, Inc.	17,964,586	850,623
Keurig Dr Pepper Inc.	19,287,171	557,399
Other securities		3,099,167
		6,664,925

Energy 6.29%
Enbridge Inc. (CAD denominated)	26,368,328	952,405
Enbridge Inc. (CAD denominated)[2]	1,256,665	45,390
Royal Dutch Shell PLC, Class B (ADR)	7,082,734	465,619
Royal Dutch Shell PLC, Class B	10,872,720	356,380
Concho Resources Inc.	5,335,403	550,507
Other securities		3,982,044
		6,352,345

Materials 4.78%
DuPont de Nemours Inc.	11,223,948	842,582
Other securities		3,980,940
		4,823,522

Real estate 1.98%
Simon Property Group, Inc. REIT	6,145,000	981,725
Other securities		1,013,588
		1,995,313

Utilities 0.45%
Other securities		453,101

Total common stocks (cost: $63,916,190,000)		95,839,640

Preferred securities 0.14%
Other 0.14%
Other securities		143,184

Total preferred securities (cost: $118,002,000)		143,184

Short-term securities 5.15%
Money market investments 5.15%
Capital Group Central Cash Fund	51,969,502	5,196,430

Total short-term securities (cost: $5,196,476,000)		5,196,430
Total investment securities 100.23% (cost: $69,230,668,000)		101,179,254
Other assets less liabilities (0.23)%		(230,235)

Net assets 100.00%		$100,949,019

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

6	Fundamental Investors

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holding is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on this holding and related transactions during the six months ended June 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 0.29%
Financials 0.29%
CIT Group Inc.	7,752,515	—	2,182,515	5,570,000
Energy 0.00%
Concho Resources Inc.[3]	10,228,523	—	4,893,120	5,335,403
Short-term securities 0.00%
Money market investments 0.00%
Capital Group Central Cash Fund[3]	—	79,328,511	27,359,009	51,969,502

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)
Common stocks 0.29%
Financials 0.29%
CIT Group Inc.	$17,817	$73,830	$3,342	$292,648
Energy 0.00%
Concho Resources Inc.[3]	(211,692)	238,511	2,283	—
Total common stocks				292,648
Short-term securities 0.00%
Money market investments 0.00%
Capital Group Central Cash Fund[3]	48	(45)	35,763	—
Total 0.29%	$(193,827)	$312,296	$41,388	$292,648

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $45,390,000, which represented .04% of the net assets of the fund.
[3]	Unaffiliated issuer at 6/30/2019.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

Fundamental Investors	7

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2019	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $69,044,067)	$100,886,606
Affiliated issuers (cost: $186,601)	292,648	$101,179,254
Cash		769
Cash denominated in currencies other than U.S. dollars (cost: $2,795)		2,795
Receivables for:
Sales of investments	88,938
Sales of fund’s shares	86,652
Dividends	208,580
Other	106	384,276
		101,567,094
Liabilities:
Payables for:
Purchases of investments	417,001
Repurchases of fund’s shares	142,799
Investment advisory services	19,633
Services provided by related parties	19,621
Trustees’ deferred compensation	4,267
Other	14,754	618,075
Net assets at June 30, 2019		$100,949,019

Net assets consist of:
Capital paid in on shares of beneficial interest		$66,010,181
Total distributable earnings		34,938,838
Net assets at June 30, 2019		$100,949,019

See notes to financial statements.

8	Fundamental Investors

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,703,792 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$53,034,042	894,765		$59.27
Class C	2,097,410	35,583		58.94
Class T	10	—	*	59.26
Class F-1	2,634,433	44,476		59.23
Class F-2	10,022,014	169,148		59.25
Class F-3	6,718,835	113,394		59.25
Class 529-A	2,626,371	44,383		59.17
Class 529-C	352,890	5,965		59.16
Class 529-E	88,781	1,502		59.12
Class 529-T	12	—	*	59.26
Class 529-F-1	174,100	2,945		59.12
Class R-1	135,086	2,292		58.94
Class R-2	715,413	12,146		58.90
Class R-2E	80,020	1,357		58.96
Class R-3	1,993,856	33,733		59.11
Class R-4	2,020,744	34,173		59.13
Class R-5E	317,303	5,364		59.16
Class R-5	1,405,655	23,697		59.32
Class R-6	16,532,044	278,869		59.28

*	Amount less than one thousand.

See notes to financial statements.

Fundamental Investors	9

Statement of operations	unaudited
for the six months ended June 30, 2019	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $38,875; also includes $41,388 from affiliates)	$1,096,071
Interest	30,544	$1,126,615
Fees and expenses*:
Investment advisory services	116,902
Distribution services	93,320
Transfer agent services	37,029
Administrative services	13,936
Reports to shareholders	1,053
Registration statement and prospectus	2,062
Trustees’ compensation	282
Auditing and legal	137
Custodian	1,636
Other	1,316
Total fees and expenses before reimbursements	267,673
Less transfer agent services reimbursements	33
Total fees and expenses after reimbursements		267,640
Net investment income		858,975

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	2,374,434
Affiliated issuers	(193,827)
Currency transactions	(4,201)	2,176,406
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $914):
Unaffiliated issuers	10,009,416
Affiliated issuers	312,296
Currency translations	153	10,321,865
Net realized gain and unrealized appreciation		12,498,271

Net increase in net assets resulting from operations		$13,357,246

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

10	Fundamental Investors

Statements of changes in net assets

(dollars in thousands)

	Six months ended June 30, 2019*	Year ended December 31, 2018
Operations:
Net investment income	$858,975	$1,607,728
Net realized gain	2,176,406	7,886,156
Net unrealized appreciation (depreciation)	10,321,865	(15,746,574)
Net increase (decrease) in net assets resulting from operations	13,357,246	(6,252,690)

Distributions paid to shareholders	(1,530,159)	(8,948,530)

Net capital share transactions	891,039	6,966,542

Total increase (decrease) in net assets	12,718,126	(8,234,678)

Net assets:
Beginning of period	88,230,893	96,465,571
End of period	$100,949,019	$88,230,893

*	Unaudited.

See notes to financial statements.

Fundamental Investors	11

Notes to financial statements	unaudited

1. Organization

American Funds Fundamental Investors (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, Fundamental Investors (the “fund”). The fund seeks long-term growth of capital and income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	Fundamental Investors

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Fundamental Investors	13

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

14	Fundamental Investors

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Fundamental Investors	15

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At June 30, 2019, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

16	Fundamental Investors

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Fundamental Investors	17

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$275,665
Undistributed long-term capital gains	948,499
Post-October capital loss deferral*	(195,319)

*	This deferral is considered incurred in the subsequent year.

As of June 30, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$34,806,228
Gross unrealized depreciation on investments	(2,553,947)
Net unrealized appreciation on investments	32,252,281
Cost of investments	68,926,973

18	Fundamental Investors

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2019						Year ended December 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$293,865		$498,264		$792,129		$830,699		$3,951,373	$4,782,072
Class C	3,744		19,835		23,579		17,208		168,903	186,111
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	13,795		24,849		38,644		40,704		200,615	241,319
Class F-2	64,056		94,046		158,102		160,244		719,272	879,516
Class F-3	45,688		62,934		108,622		111,118		455,724	566,842
Class 529-A	13,543		24,694		38,237		37,972		192,064	230,036
Class 529-C	548		3,322		3,870		2,680		28,625	31,305
Class 529-E	364		836		1,200		1,148		6,865	8,013
Class 529-T	—	*	—	*	—	*	—	*	1	1
Class 529-F-1	1,082		1,632		2,714		2,658		12,264	14,922
Class R-1	236		1,278		1,514		1,056		10,772	11,828
Class R-2	1,308		6,773		8,081		5,607		55,443	61,050
Class R-2E	254		761		1,015		756		5,451	6,207
Class R-3	7,927		19,020		26,947		25,962		159,946	185,908
Class R-4	10,917		19,164		30,081		33,517		162,350	195,867
Class R-5E	1,943		2,911		4,854		2,061		11,500	13,561
Class R-5	9,629		13,269		22,898		30,949		122,328	153,277
Class R-6	112,659		155,013		267,672		266,414		1,114,280	1,380,694
Total	$581,558		$948,601		$1,530,159		$1,570,753		$7,377,777	$8,948,530

*	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.229% on such assets in excess of $89 billion. For the six months ended June 30, 2019, the investment advisory services fee was $116,902,000, which was equivalent to an annualized rate of 0.242% of average daily net assets.

Fundamental Investors	19

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2019, unreimbursed expenses subject to reimbursement totaled $1,154,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

20	Fundamental Investors

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently Class A shares pay an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes pay a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets attributable to each share class of the fund (which could increase as noted above) for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Fundamental Investors	21

For the six months ended June 30, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$63,960	$23,452		$2,558		Not applicable
Class C	10,359	953		522		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	3,186	1,627		639		Not applicable
Class F-2	Not applicable	5,135		2,384		Not applicable
Class F-3	Not applicable	280		1,560		Not applicable
Class 529-A	2,911	1,015		629		$831
Class 529-C	1,727	145		88		117
Class 529-E	214	17		22		29
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	66		41		54
Class R-1	672	72		34		Not applicable
Class R-2	2,613	1,190		174		Not applicable
Class R-2E	226	73		19		Not applicable
Class R-3	4,964	1,464		496		Not applicable
Class R-4	2,488	987		498		Not applicable
Class R-5E	Not applicable	181		73		Not applicable
Class R-5	Not applicable	343		349		Not applicable
Class R-6	Not applicable	29		3,850		Not applicable
Total class-specific expenses	$93,320	$37,029		$13,936		$1,031

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $282,000 in the fund’s statement of operations reflects $254,000 in current fees (either paid in cash or deferred) and a net increase of $28,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

22	Fundamental Investors

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2019, the fund engaged in such purchase and sale transactions with related funds in the amounts of $923,122,000 and $2,371,591,000, respectively, which generated $101,362,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2019.

Fundamental Investors	23

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2019

Class A	$1,638,904	28,467	$779,129		13,471		$(2,706,349)	(46,887)	$(288,316)	(4,949)
Class C	122,617	2,142	23,421		407		(306,926)	(5,353)	(160,888)	(2,804)
Class T	—	—	—		—		—	—	—	—
Class F-1	225,405	3,919	38,042		658		(294,311)	(5,105)	(30,864)	(528)
Class F-2	1,247,411	21,697	152,723		2,642		(1,196,321)	(20,752)	203,813	3,587
Class F-3	974,551	16,891	106,978		1,850		(553,198)	(9,573)	528,331	9,168
Class 529-A	130,370	2,264	38,230		662		(153,341)	(2,676)	15,259	250
Class 529-C	18,633	325	3,869		67		(54,491)	(948)	(31,989)	(556)
Class 529-E	3,098	54	1,200		21		(8,308)	(145)	(4,010)	(70)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	17,863	312	2,715		47		(15,240)	(267)	5,338	92
Class R-1	7,661	134	1,509		26		(18,868)	(329)	(9,698)	(169)
Class R-2	64,594	1,133	8,078		141		(100,901)	(1,779)	(28,229)	(505)
Class R-2E	13,814	244	1,016		18		(8,731)	(154)	6,099	108
Class R-3	133,761	2,343	26,916		467		(294,575)	(5,138)	(133,898)	(2,328)
Class R-4	125,602	2,201	30,078		521		(260,710)	(4,574)	(105,030)	(1,852)
Class R-5E	50,673	887	4,854		84		(28,157)	(489)	27,370	482
Class R-5	59,871	1,044	22,888		395		(177,801)	(3,081)	(95,042)	(1,642)
Class R-6	1,385,149	24,267	267,658		4,626		(660,014)	(11,416)	992,793	17,477
Total net increase (decrease)	$6,219,977	108,324	$1,509,304		26,103		$(6,838,242)	(118,666)	$891,039	15,761

24	Fundamental Investors

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2018

Class A	$3,562,813	57,219	$4,700,041	89,686		$(7,003,945)	(113,402)	$1,258,909	33,503
Class C	321,999	5,178	184,713	3,585		(705,519)	(11,335)	(198,807)	(2,572)
Class T	—	—	—	—		—	—	—	—
Class F-1	560,229	8,920	237,990	4,537		(1,015,729)	(16,227)	(217,510)	(2,770)
Class F-2	3,760,912	60,095	850,356	16,266		(2,104,666)	(34,418)	2,506,602	41,943
Class F-3	1,664,915	26,495	557,704	10,617		(1,368,293)	(21,982)	854,326	15,130
Class 529-A	275,342	4,404	229,997	4,402		(340,335)	(5,443)	165,004	3,363
Class 529-C	41,092	658	31,295	606		(104,970)	(1,671)	(32,583)	(407)
Class 529-E	9,290	148	8,009	154		(14,531)	(231)	2,768	71
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	48,208	773	14,916	286		(25,721)	(416)	37,403	643
Class R-1	18,078	290	11,786	229		(40,418)	(645)	(10,554)	(126)
Class R-2	159,549	2,557	60,991	1,185		(247,425)	(3,974)	(26,885)	(232)
Class R-2E	26,665	428	6,206	120		(12,262)	(201)	20,609	347
Class R-3	358,924	5,730	185,697	3,567		(703,387)	(11,273)	(158,766)	(1,976)
Class R-4	351,620	5,599	195,845	3,740		(868,589)	(13,952)	(321,124)	(4,613)
Class R-5E	297,119	5,131	13,556	264		(45,615)	(778)	265,060	4,617
Class R-5	260,731	4,121	153,186	2,900		(897,523)	(14,477)	(483,606)	(7,456)
Class R-6	3,206,812	51,376	1,380,608	26,326		(1,281,725)	(20,435)	3,305,695	57,267
Total net increase (decrease)	$14,924,298	239,122	$8,822,897	168,470		$(16,780,653)	(270,860)	$6,966,542	136,732

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $26,972,703,000 and $22,242,618,000, respectively, during the six months ended June 30, 2019.

Fundamental Investors	25

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2019[4,5]	$52.29	$.49	$7.38	$7.87
12/31/2018	62.21	1.01	(5.19)	(4.18)
12/31/2017	54.44	.93	11.65	12.58
12/31/2016	50.71	.87	5.43	6.30
12/31/2015	52.06	.77	.97	1.74
12/31/2014	51.97	.98	3.63	4.61
Class C:
6/30/2019[4,5]	52.00	.27	7.33	7.60
12/31/2018	61.88	.50	(5.15)	(4.65)
12/31/2017	54.18	.45	11.58	12.03
12/31/2016	50.48	.45	5.40	5.85
12/31/2015	51.83	.35	.97	1.32
12/31/2014	51.77	.55	3.60	4.15
Class T:
6/30/2019[4,5]	52.28	.56	7.38	7.94
12/31/2018	62.20	1.14	(5.19)	(4.05)
12/31/2017[4,10]	57.85	.81	8.30	9.11
Class F-1:
6/30/2019[4,5]	52.26	.47	7.37	7.84
12/31/2018	62.17	.96	(5.18)	(4.22)
12/31/2017	54.41	.88	11.65	12.53
12/31/2016	50.69	.83	5.42	6.25
12/31/2015	52.03	.74	.97	1.71
12/31/2014	51.95	.96	3.60	4.56
Class F-2:
6/30/2019[4,5]	52.27	.55	7.37	7.92
12/31/2018	62.19	1.13	(5.19)	(4.06)
12/31/2017	54.43	1.00	11.68	12.68
12/31/2016	50.70	.99	5.41	6.40
12/31/2015	52.04	.88	.97	1.85
12/31/2014	51.96	1.06	3.66	4.72
Class F-3:
6/30/2019[4,5]	52.27	.58	7.37	7.95
12/31/2018	62.19	1.19	(5.19)	(4.00)
12/31/2017[4,11]	56.55	1.11	9.52	10.63

26	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.33)	$(.56)	$(.89)	$59.27	15.10%[6]		$53,034		.60%[7]		1.72%[7]
(.99)	(4.75)	(5.74)	52.29	(6.60)		47,045		.59		1.61
(.91)	(3.90)	(4.81)	62.21	23.37		53,885		.60		1.55
(.87)	(1.70)	(2.57)	54.44	12.54		47,308		.61		1.68
(.77)	(2.32)	(3.09)	50.71	3.38		44,596		.60		1.47
(.96)	(3.56)	(4.52)	52.06	8.96		43,929		.61		1.85

(.10)	(.56)	(.66)	58.94	14.66	[6]	2,097		1.39	[7]	.94	[7]
(.48)	(4.75)	(5.23)	52.00	(7.35)		1,996		1.39		.81
(.43)	(3.90)	(4.33)	61.88	22.37		2,535		1.40		.75
(.45)	(1.70)	(2.15)	54.18	11.64		2,426		1.41		.87
(.35)	(2.32)	(2.67)	50.48	2.56		2,435		1.40		.67
(.53)	(3.56)	(4.09)	51.83	8.08		2,441		1.41		1.05

(.40)	(.56)	(.96)	59.26	15.24	[6,8]	—	[9]	.38	[7,8]	1.95	[7,8]
(1.12)	(4.75)	(5.87)	52.28	(6.41)[8]		—	[9]	.38	[8]	1.82	[8]
(.86)	(3.90)	(4.76)	62.20	15.96	[6,8]	—	[9]	.39	[7,8]	1.80	[7,8]

(.31)	(.56)	(.87)	59.23	15.05	[6]	2,635		.68	[7]	1.65	[7]
(.94)	(4.75)	(5.69)	52.26	(6.67)		2,352		.67		1.52
(.87)	(3.90)	(4.77)	62.17	23.27		2,970		.67		1.47
(.83)	(1.70)	(2.53)	54.41	12.45		2,688		.68		1.61
(.73)	(2.32)	(3.05)	50.69	3.33		4,819		.67		1.40
(.92)	(3.56)	(4.48)	52.03	8.87		4,769		.66		1.81

(.38)	(.56)	(.94)	59.25	15.21	[6]	10,022		.41	[7]	1.92	[7]
(1.11)	(4.75)	(5.86)	52.27	(6.43)		8,654		.41		1.80
(1.02)	(3.90)	(4.92)	62.19	23.57		7,688		.42		1.68
(.97)	(1.70)	(2.67)	54.43	12.77		8,424		.41		1.88
(.87)	(2.32)	(3.19)	50.70	3.61		4,389		.41		1.67
(1.08)	(3.56)	(4.64)	52.04	9.17		3,921		.40		1.99

(.41)	(.56)	(.97)	59.25	15.27	[6]	6,719		.31	[7]	2.03	[7]
(1.17)	(4.75)	(5.92)	52.27	(6.34)		5,448		.31		1.89
(1.09)	(3.90)	(4.99)	62.19	19.08	[6]	5,541		.31	[7]	1.96	[7]

See end of table for footnotes.

Fundamental Investors	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2019[4,5]	$52.21	$.47	$7.36	$7.83
12/31/2018	62.12	.96	(5.18)	(4.22)
12/31/2017	54.37	.88	11.64	12.52
12/31/2016	50.65	.83	5.42	6.25
12/31/2015	52.00	.72	.97	1.69
12/31/2014	51.92	.93	3.62	4.55
Class 529-C:
6/30/2019[4,5]	52.19	.25	7.37	7.62
12/31/2018	62.08	.48	(5.18)	(4.70)
12/31/2017	54.31	.41	11.62	12.03
12/31/2016	50.60	.42	5.41	5.83
12/31/2015	51.95	.31	.97	1.28
12/31/2014	51.88	.51	3.62	4.13
Class 529-E:
6/30/2019[4,5]	52.16	.41	7.35	7.76
12/31/2018	62.06	.81	(5.17)	(4.36)
12/31/2017	54.33	.74	11.62	12.36
12/31/2016	50.61	.71	5.41	6.12
12/31/2015	51.96	.59	.97	1.56
12/31/2014	51.89	.80	3.61	4.41
Class 529-T:
6/30/2019[4,5]	52.28	.55	7.37	7.92
12/31/2018	62.20	1.10	(5.18)	(4.08)
12/31/2017[4,10]	57.85	.78	8.30	9.08
Class 529-F-1:
6/30/2019[4,5]	52.15	.54	7.36	7.90
12/31/2018	62.07	1.10	(5.19)	(4.09)
12/31/2017	54.34	1.01	11.62	12.63
12/31/2016	50.62	.94	5.42	6.36
12/31/2015	51.97	.83	.97	1.80
12/31/2014	51.89	1.04	3.63	4.67
Class R-1:
6/30/2019[4,5]	52.00	.26	7.34	7.60
12/31/2018	61.88	.49	(5.16)	(4.67)
12/31/2017	54.18	.44	11.59	12.03
12/31/2016	50.49	.45	5.39	5.84
12/31/2015	51.83	.35	.97	1.32
12/31/2014	51.77	.56	3.60	4.16

28	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.31)	$(.56)	$(.87)	$59.17	15.04%[6]	$2,626		.68%[7]		1.65%[7]
(.94)	(4.75)	(5.69)	52.21	(6.68)	2,304		.67		1.53
(.87)	(3.90)	(4.77)	62.12	23.28	2,533		.67		1.47
(.83)	(1.70)	(2.53)	54.37	12.44	1,995		.69		1.60
(.72)	(2.32)	(3.04)	50.65	3.28	1,795		.70		1.37
(.91)	(3.56)	(4.47)	52.00	8.85	1,742		.70		1.75

(.09)	(.56)	(.65)	59.16	14.64 [6]	353		1.43	[7]	.89	[7]
(.44)	(4.75)	(5.19)	52.19	(7.39)	340		1.43		.76
(.36)	(3.90)	(4.26)	62.08	22.32	430		1.45		.69
(.42)	(1.70)	(2.12)	54.31	11.57	479		1.47		.82
(.31)	(2.32)	(2.63)	50.60	2.48	451		1.48		.59
(.50)	(3.56)	(4.06)	51.95	7.99	445		1.49		.97

(.24)	(.56)	(.80)	59.12	14.92 [6]	89		.90	[7]	1.42	[7]
(.79)	(4.75)	(5.54)	52.16	(6.88)	82		.90		1.29
(.73)	(3.90)	(4.63)	62.06	22.97	93		.91		1.24
(.70)	(1.70)	(2.40)	54.33	12.20	80		.93		1.36
(.59)	(2.32)	(2.91)	50.61	3.04	73		.94		1.13
(.78)	(3.56)	(4.34)	51.96	8.58	72		.94		1.51

(.38)	(.56)	(.94)	59.26	15.20 [6,8]	—	[9]	.43	[7,8]	1.91	[7,8]
(1.09)	(4.75)	(5.84)	52.28	(6.46)[8]	—	[9]	.44	[8]	1.76	[8]
(.83)	(3.90)	(4.73)	62.20	15.90 [6,8]	—	[9]	.45	[7,8]	1.75	[7,8]

(.37)	(.56)	(.93)	59.12	15.21 [6]	174		.45	[7]	1.88	[7]
(1.08)	(4.75)	(5.83)	52.15	(6.48)	149		.44		1.76
(1.00)	(3.90)	(4.90)	62.07	23.53	137		.45		1.69
(.94)	(1.70)	(2.64)	54.34	12.71	98		.48		1.82
(.83)	(2.32)	(3.15)	50.62	3.51	83		.48		1.59
(1.03)	(3.56)	(4.59)	51.97	9.10	76		.48		1.96

(.10)	(.56)	(.66)	58.94	14.66 [6]	135		1.41	[7]	.91	[7]
(.46)	(4.75)	(5.21)	52.00	(7.38)	128		1.41		.78
(.43)	(3.90)	(4.33)	61.88	22.37	160		1.41		.74
(.45)	(1.70)	(2.15)	54.18	11.65	145		1.41		.88
(.34)	(2.32)	(2.66)	50.49	2.55	151		1.40		.66
(.54)	(3.56)	(4.10)	51.83	8.08	167		1.41		1.06

See end of table for footnotes.

Fundamental Investors	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2019[4,5]	$51.97	$.27	$7.33	$7.60
12/31/2018	61.86	.49	(5.15)	(4.66)
12/31/2017	54.16	.44	11.59	12.03
12/31/2016	50.47	.46	5.39	5.85
12/31/2015	51.82	.37	.97	1.34
12/31/2014	51.76	.57	3.60	4.17
Class R-2E:
6/30/2019[4,5]	52.02	.35	7.34	7.69
12/31/2018	61.92	.69	(5.16)	(4.47)
12/31/2017	54.24	.64	11.58	12.22
12/31/2016	50.56	.66	5.38	6.04
12/31/2015	52.03	.69	.90	1.59
12/31/2014[4,12]	55.04	.27	.52	.79
Class R-3:
6/30/2019[4,5]	52.15	.39	7.36	7.75
12/31/2018	62.05	.78	(5.18)	(4.40)
12/31/2017	54.31	.71	11.63	12.34
12/31/2016	50.60	.69	5.41	6.10
12/31/2015	51.94	.59	.97	1.56
12/31/2014	51.87	.80	3.60	4.40
Class R-4:
6/30/2019[4,5]	52.17	.48	7.36	7.84
12/31/2018	62.07	.96	(5.17)	(4.21)
12/31/2017	54.33	.89	11.63	12.52
12/31/2016	50.62	.85	5.40	6.25
12/31/2015	51.96	.75	.97	1.72
12/31/2014	51.88	.96	3.61	4.57
Class R-5E:
6/30/2019[4,5]	52.19	.54	7.37	7.91
12/31/2018	62.12	1.14	(5.22)	(4.08)
12/31/2017	54.38	1.02	11.64	12.66
12/31/2016	50.69	1.03	5.30	6.33
12/31/2015[4,13]	53.80	.11	(1.16)	(1.05)
Class R-5:
6/30/2019[4,5]	52.33	.56	7.39	7.95
12/31/2018	62.25	1.16	(5.19)	(4.03)
12/31/2017	54.47	1.07	11.67	12.74
12/31/2016	50.74	1.00	5.43	6.43
12/31/2015	52.08	.90	.98	1.88
12/31/2014	51.99	1.13	3.62	4.75

30	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.11)	$(.56)	$(.67)	$58.90	14.66%[6]	$715		1.39%[7]		.93%[7]
(.48)	(4.75)	(5.23)	51.97	(7.37)	658		1.41		.79
(.43)	(3.90)	(4.33)	61.86	22.39	797		1.40		.74
(.46)	(1.70)	(2.16)	54.16	11.65	744		1.39		.89
(.37)	(2.32)	(2.69)	50.47	2.61	734		1.35		.72
(.55)	(3.56)	(4.11)	51.82	8.11	790		1.38		1.08

(.19)	(.56)	(.75)	58.96	14.82 [6]	80		1.10	[7]	1.24	[7]
(.68)	(4.75)	(5.43)	52.02	(7.08)	65		1.11		1.10
(.64)	(3.90)	(4.54)	61.92	22.74	56		1.10		1.06
(.66)	(1.70)	(2.36)	54.24	12.04	20		1.10		1.26
(.74)	(2.32)	(3.06)	50.56	3.09	1		1.13		1.37
(.74)	(3.06)	(3.80)	52.03	1.40 [6,8]	—	[9]	.17	[6,8]	.50	[6,8]

(.23)	(.56)	(.79)	59.11	14.90 [6]	1,994		.95	[7]	1.37	[7]
(.75)	(4.75)	(5.50)	52.15	(6.95)	1,880		.96		1.24
(.70)	(3.90)	(4.60)	62.05	22.93	2,360		.95		1.19
(.69)	(1.70)	(2.39)	54.31	12.15	2,181		.96		1.33
(.58)	(2.32)	(2.90)	50.60	3.03	2,237		.95		1.12
(.77)	(3.56)	(4.33)	51.94	8.56	2,627		.96		1.51

(.32)	(.56)	(.88)	59.13	15.07 [6]	2,021		.65	[7]	1.67	[7]
(.94)	(4.75)	(5.69)	52.17	(6.65)	1,879		.65		1.54
(.88)	(3.90)	(4.78)	62.07	23.30	2,523		.65		1.49
(.84)	(1.70)	(2.54)	54.33	12.47	2,318		.66		1.63
(.74)	(2.32)	(3.06)	50.62	3.36	2,289		.65		1.42
(.93)	(3.56)	(4.49)	51.96	8.90	2,651		.66		1.82

(.38)	(.56)	(.94)	59.16	15.21 [6]	317		.43	[7]	1.91	[7]
(1.10)	(4.75)	(5.85)	52.19	(6.45)	255		.45		1.86
(1.02)	(3.90)	(4.92)	62.12	23.54	16		.44		1.70
(.94)	(1.70)	(2.64)	54.38	12.62	10		.57		1.99
(.35)	(1.71)	(2.06)	50.69	(1.95)[6]	—	[9]	.05	[6]	.21	[6]

(.40)	(.56)	(.96)	59.32	15.25 [6]	1,406		.35	[7]	1.97	[7]
(1.14)	(4.75)	(5.89)	52.33	(6.37)	1,326		.35		1.84
(1.06)	(3.90)	(4.96)	62.25	23.68	2,041		.35		1.79
(1.00)	(1.70)	(2.70)	54.47	12.81	1,800		.35		1.93
(.90)	(2.32)	(3.22)	50.74	3.66	1,914		.35		1.72
(1.10)	(3.56)	(4.66)	52.08	9.23	1,979		.35		2.12

See end of table for footnotes.

Fundamental Investors	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/2019[4,5]	$52.30	$.58	$7.38	$7.96
12/31/2018	62.22	1.19	(5.19)	(4.00)
12/31/2017	54.45	1.10	11.66	12.76
12/31/2016	50.72	1.04	5.42	6.46
12/31/2015	52.06	.93	.97	1.90
12/31/2014	51.98	1.12	3.64	4.76

	Six months ended	Year ended December 31
	June 30, 2019[4,5,6]	2018	2017	2016	2015	2014
Portfolio turnover rate for all share classes	24%	34%	29%	24%	27%	29%

See notes to financial statements.

32	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets[2]

$(.42)	$(.56)	$(.98)	$59.28	15.26%[6]	$16,532	.30%[7]	2.03%[7]
(1.17)	(4.75)	(5.92)	52.30	(6.33)	13,670	.30	1.90
(1.09)	(3.90)	(4.99)	62.22	23.72	12,701	.30	1.84
(1.03)	(1.70)	(2.73)	54.45	12.88	8,948	.31	1.99
(.92)	(2.32)	(3.24)	50.72	3.71	6,590	.31	1.77
(1.12)	(3.56)	(4.68)	52.06	9.27	5,713	.31	2.12

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.27 and .51 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.

Fundamental Investors	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2019, through June 30, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	Fundamental Investors

	Beginning account value 1/1/2019	Ending account value 6/30/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,151.02	$3.20	.60%
Class A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class C – actual return	1,000.00	1,146.62	7.40	1.39
Class C – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class T – actual return	1,000.00	1,152.37	2.03	.38
Class T – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class F-1 – actual return	1,000.00	1,150.48	3.63	.68
Class F-1 – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class F-2 – actual return	1,000.00	1,152.12	2.19	.41
Class F-2 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class F-3 – actual return	1,000.00	1,152.71	1.65	.31
Class F-3 – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 529-A – actual return	1,000.00	1,150.38	3.63	.68
Class 529-A – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 529-C – actual return	1,000.00	1,146.40	7.61	1.43
Class 529-C – assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class 529-E – actual return	1,000.00	1,149.23	4.80	.90
Class 529-E – assumed 5% return	1,000.00	1,020.33	4.51	.90
Class 529-T – actual return	1,000.00	1,152.01	2.29	.43
Class 529-T – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class 529-F-1 – actual return	1,000.00	1,152.13	2.40	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-1 – actual return	1,000.00	1,146.56	7.50	1.41
Class R-1 – assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-2 – actual return	1,000.00	1,146.61	7.40	1.39
Class R-2 – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2E – actual return	1,000.00	1,148.19	5.86	1.10
Class R-2E – assumed 5% return	1,000.00	1,019.34	5.51	1.10
Class R-3 – actual return	1,000.00	1,149.04	5.06	.95
Class R-3 – assumed 5% return	1,000.00	1,020.08	4.76	.95
Class R-4 – actual return	1,000.00	1,150.73	3.47	.65
Class R-4 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class R-5E – actual return	1,000.00	1,152.14	2.29	.43
Class R-5E – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-5 – actual return	1,000.00	1,152.47	1.87	.35
Class R-5 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class R-6 – actual return	1,000.00	1,152.64	1.60	.30
Class R-6 – assumed 5% return	1,000.00	1,023.31	1.51	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Fundamental Investors	35

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	Fundamental Investors

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2019, portfolio of Fundamental Investors’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Fundamental Investors files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Fundamental Investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Fundamental Investors®

Investment portfolio

June 30, 2019

unaudited

Common stocks 94.94% Information technology 21.54%	Shares	Value (000)
Microsoft Corp.	39,752,600	$5,325,258
Broadcom Inc.	11,709,700	3,370,754
Intel Corp.	51,821,000	2,480,671
Taiwan Semiconductor Manufacturing Co., Ltd.	184,012,000	1,415,955
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,510,000	215,827
ASML Holding NV	3,537,671	739,128
ASML Holding NV (New York registered)	1,444,000	300,251
Samsung Electronics Co., Ltd.	21,885,000	890,828
Texas Instruments Inc.	7,741,000	888,357
Mastercard Inc., Class A	2,700,000	714,231
Visa Inc., Class A	3,779,200	655,880
QUALCOMM Inc.	7,668,300	583,328
ServiceNow, Inc.1	1,862,100	511,277
SAP SE	2,000,000	274,632
Lam Research Corp.	1,313,701	246,766
Apple Inc.	1,226,600	242,769
Analog Devices, Inc.	2,117,000	238,946
FleetCor Technologies, Inc.1	771,000	216,535
SK hynix, Inc.	3,545,000	213,379
Micron Technology, Inc.1	4,915,000	189,670
Amphenol Corp., Class A	1,800,000	172,692
HP Inc.	7,673,300	159,528
Applied Materials, Inc.	3,251,308	146,016
Murata Manufacturing Co., Ltd.	3,000,000	134,675
Intuit Inc.	500,000	130,665
Dell Technologies Inc., Class C1	2,500,000	127,000
HubSpot, Inc.1	722,300	123,167
LiveRamp Holdings, Inc.1	2,480,700	120,264
TE Connectivity Ltd.	1,205,000	115,415
Symantec Corp.	4,950,000	107,712
Global Payments Inc.	590,000	94,477
NetApp, Inc.	1,360,000	83,912
RingCentral, Inc., Class A1	727,000	83,547
Autodesk, Inc.1	462,000	75,260
Adobe Inc.1	248,000	73,073
Paycom Software, Inc.1	300,000	68,016
DocuSign, Inc.1	1,200,000	59,652
ON Semiconductor Corp.1	2,540,000	51,333
Jack Henry & Associates, Inc.	294,000	39,373
Micro Focus International PLC	1,442,342	37,806
GoDaddy Inc., Class A1	330,000	23,150
		21,741,175
Health care 12.10%
UnitedHealth Group Inc.	9,590,126	2,340,087
Boston Scientific Corp.1	21,876,500	940,252
Merck & Co., Inc.	10,500,000	880,425

Fundamental Investors — Page 1 of 7

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Regeneron Pharmaceuticals, Inc.1	2,681,500	$839,309
Thermo Fisher Scientific Inc.	2,414,500	709,090
Centene Corp.1	11,617,764	609,236
Cigna Corp.	3,532,072	556,478
Pfizer Inc.	12,621,000	546,742
Vertex Pharmaceuticals Inc.1	2,236,827	410,189
Humana Inc.	1,473,000	390,787
Gilead Sciences, Inc.	5,360,000	362,122
AstraZeneca PLC	3,946,100	322,631
Molina Healthcare, Inc.1	2,253,000	322,494
Johnson & Johnson	2,291,500	319,160
Anthem, Inc.	944,200	266,463
CVS Health Corp.	4,253,481	231,772
Danaher Corp.	1,548,700	221,340
Eli Lilly and Co.	1,947,600	215,775
Bristol-Myers Squibb Co.	4,500,000	204,075
Daiichi Sankyo Co., Ltd.	3,415,000	178,487
ResMed Inc.	1,365,000	166,571
Biogen Inc.1	635,000	148,507
Bluebird Bio, Inc.1	1,113,500	141,637
Abbott Laboratories	1,440,100	121,112
Seattle Genetics, Inc.1	1,607,600	111,262
AbbVie Inc.	1,254,900	91,256
Sage Therapeutics, Inc.1	482,170	88,281
Neurocrine Biosciences, Inc.1	1,009,400	85,224
Illumina, Inc.1	215,974	79,511
Edwards Lifesciences Corp.1	342,300	63,236
Ultragenyx Pharmaceutical Inc.1	917,800	58,280
Notre Dame Intermédica Participações S.A.	5,490,000	57,646
Incyte Corp.1	672,900	57,170
WellCare Health Plans, Inc.1	140,000	39,910
Teva Pharmaceutical Industries Ltd. (ADR)1	3,148,000	29,056
BioMarin Pharmaceutical Inc.1	125,200	10,723
		12,216,296
Financials 11.64%
Berkshire Hathaway Inc., Class A1	7,669	2,441,426
JPMorgan Chase & Co.	12,053,400	1,347,570
Capital One Financial Corp.	9,658,000	876,367
Citigroup Inc.	10,000,000	700,300
CME Group Inc., Class A	3,582,500	695,399
Discover Financial Services	8,255,000	640,506
Wells Fargo & Co.	10,981,000	519,621
PNC Financial Services Group, Inc.	3,199,500	439,227
The Blackstone Group Inc., Class A	8,967,245	398,325
Legal & General Group PLC	109,784,921	375,741
Chubb Ltd.	2,525,000	371,907
Intercontinental Exchange, Inc.	4,316,800	370,986
Goldman Sachs Group, Inc.	1,770,000	362,142
SunTrust Banks, Inc.	5,262,600	330,754
BlackRock, Inc.	670,000	314,431
CIT Group Inc.2	5,570,000	292,648
T. Rowe Price Group, Inc.	1,800,000	197,478
BNP Paribas SA	4,000,000	189,964
Banco Santander, SA	30,000,000	139,198

Fundamental Investors — Page 2 of 7

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
HDFC Bank Ltd.	3,640,000	$128,865
Bank of New York Mellon Corp.	2,581,500	113,973
Hong Kong Exchanges and Clearing Ltd.	3,077,600	108,658
Aon PLC, Class A	410,000	79,122
Moody’s Corp.	390,000	76,171
Arch Capital Group Ltd.1	1,587,776	58,875
First Republic Bank	471,548	46,047
SVB Financial Group1	180,000	40,426
State Street Corp.	590,000	33,075
Ares Management Corp., Class A	1,222,646	31,997
CenterState Bank Corp.	1,276,700	29,402
		11,750,601
Communication services 10.78%
Facebook, Inc., Class A1	14,361,100	2,771,692
Charter Communications, Inc., Class A1	5,266,100	2,081,057
Alphabet Inc., Class C1	1,275,701	1,378,918
Alphabet Inc., Class A1	402,600	435,935
Comcast Corp., Class A	28,006,173	1,184,101
Netflix, Inc.1	2,671,200	981,185
Activision Blizzard, Inc.	11,728,469	553,584
Walt Disney Co.	3,000,000	418,920
CBS Corp., Class B	5,590,000	278,941
T-Mobile US, Inc.1	2,958,000	219,306
WPP PLC	11,500,000	144,613
Yandex NV, Class A1	3,300,000	125,400
Spark New Zealand Ltd.	36,265,162	97,452
Verizon Communications Inc.	1,000,000	57,130
Tencent Holdings Ltd.	1,180,300	53,276
SoftBank Group Corp.	1,070,000	51,259
HUYA, Inc. (ADR)1	1,590,000	39,289
Adevinta ASA, Class B1	952,199	10,493
		10,882,551
Industrials 10.20%
Airbus SE, non-registered shares	8,904,418	1,262,412
Boeing Co.	2,965,000	1,079,290
TransDigm Group Inc.1	2,104,800	1,018,302
Parker-Hannifin Corp.	4,650,000	790,546
Union Pacific Corp.	4,510,000	762,686
Deere & Co.	4,466,000	740,061
CSX Corp.	7,282,976	563,484
Johnson Controls International PLC	8,172,000	337,585
Emerson Electric Co.	5,000,000	333,600
United Parcel Service, Inc., Class B	3,000,000	309,810
MTU Aero Engines AG	1,255,667	299,128
Northrop Grumman Corp.	922,400	298,037
Rockwell Automation	1,800,000	294,894
Westinghouse Air Brake Technologies Corp.	4,043,062	290,130
Safran SA	1,951,502	285,925
Honeywell International Inc.	1,418,000	247,569
Armstrong World Industries, Inc.	2,187,419	212,617
American Airlines Group Inc.	6,500,000	211,965
Lockheed Martin Corp.	502,000	182,497
FedEx Corp.	759,500	124,702

Fundamental Investors — Page 3 of 7

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Grafton Group PLC, units	11,328,532	$115,956
Waste Management, Inc.	939,000	108,332
Norfolk Southern Corp.	390,000	77,739
United Technologies Corp.	573,000	74,605
Waste Connections, Inc.	750,000	71,685
Ryanair Holdings PLC (ADR)1	861,000	55,224
RELX PLC	1,970,000	47,772
Alaska Air Group, Inc.	555,900	35,528
General Electric Co.	2,841,600	29,837
BWX Technologies, Inc.	470,000	24,487
Edenred SA	164,595	8,396
		10,294,801
Consumer discretionary 8.58%
Amazon.com, Inc.1	1,277,300	2,418,734
Home Depot, Inc.	6,938,475	1,442,995
NIKE, Inc., Class B	12,045,000	1,011,178
Marriott International, Inc., Class A	5,254,251	737,119
General Motors Co.	11,856,000	456,812
Target Corp.	5,200,000	450,372
LVMH Moët Hennessy-Louis Vuitton SE	807,841	343,830
Booking Holdings Inc.1	167,684	314,359
Industria de Diseño Textil, SA	8,500,000	255,648
Wynn Resorts, Ltd.	1,980,000	245,500
MGM Resorts International	8,500,000	242,845
Galaxy Entertainment Group Ltd.	25,490,000	171,800
GVC Holdings PLC	12,919,131	106,938
EssilorLuxottica	572,000	74,636
Naspers Ltd., Class N	297,000	72,105
Ross Stores, Inc.	660,000	65,419
Royal Caribbean Cruises Ltd.	415,400	50,351
Las Vegas Sands Corp.	850,000	50,226
Wyndham Hotels & Resorts, Inc.	745,100	41,532
Meituan Dianping, Class B1	3,630,000	31,831
Valeo SA, non-registered shares	935,000	30,407
Carnival Corp., units	550,200	25,612
Samsonite International SA	10,794,000	24,761
		8,665,010
Consumer staples 6.60%
Philip Morris International Inc.	14,765,500	1,159,535
British American Tobacco PLC	28,592,800	998,201
Altria Group, Inc.	17,964,586	850,623
Keurig Dr Pepper Inc.	19,287,171	557,399
Sysco Corp.	7,110,000	502,819
Walmart Inc.	3,700,000	408,813
Costco Wholesale Corp.	1,329,300	351,281
Nestlé SA	3,285,000	340,076
Coca-Cola Co.	6,125,000	311,885
Estée Lauder Companies Inc., Class A	1,600,000	292,976
Procter & Gamble Co.	2,400,000	263,160
Mondelez International, Inc.	4,500,000	242,550
Coca-Cola European Partners PLC	2,515,000	142,098
Anheuser-Busch InBev SA/NV	1,086,000	96,124
Church & Dwight Co., Inc.	978,100	71,460

Fundamental Investors — Page 4 of 7

unaudited

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Constellation Brands, Inc., Class A	197,000	$38,797
Conagra Brands, Inc.	1,400,000	37,128
		6,664,925
Energy 6.29%
Enbridge Inc. (CAD denominated)	26,368,328	952,405
Enbridge Inc. (CAD denominated)3	1,256,665	45,390
Royal Dutch Shell PLC, Class B (ADR)	7,082,734	465,619
Royal Dutch Shell PLC, Class B	10,872,720	356,380
Royal Dutch Shell PLC, Class A (ADR)	275,518	17,928
Royal Dutch Shell PLC, Class A (GBP denominated)	165,244	5,398
Concho Resources Inc.	5,335,403	550,507
BP PLC	70,000,000	487,686
Chevron Corp.	3,826,137	476,124
EOG Resources, Inc.	4,784,384	445,713
Baker Hughes, a GE Co., Class A	16,000,000	394,080
Suncor Energy Inc.	10,493,740	327,341
Diamondback Energy, Inc.	2,886,000	314,487
ConocoPhillips	3,211,800	195,920
Cabot Oil & Gas Corp.	8,461,804	194,283
Keyera Corp.	6,937,000	178,517
Murphy Oil Corp.	6,781,900	167,174
Exxon Mobil Corp.	2,030,000	155,559
Occidental Petroleum Corp.	3,018,000	151,745
Schlumberger Ltd.	2,905,500	115,465
Canadian Natural Resources, Ltd. (CAD denominated)	3,980,000	107,315
Pioneer Natural Resources Co.	500,000	76,930
Noble Energy, Inc.	3,010,400	67,433
Viper Energy Partners LP	1,850,000	57,017
Equitrans Midstream Corp.	1,214,900	23,946
Cenovus Energy Inc.	2,492,500	21,983
		6,352,345
Materials 4.78%
DuPont de Nemours Inc.	11,223,948	842,582
BHP Group PLC	20,000,000	511,790
Corteva, Inc.	17,189,376	508,290
Linde PLC	2,295,000	460,836
Rio Tinto PLC	5,743,000	355,951
LyondellBasell Industries NV	3,626,000	312,307
Dow Inc.	5,658,782	279,035
Royal Gold, Inc.	2,284,000	234,087
LANXESS AG	3,105,000	184,514
Barrick Gold Corp.	11,453,232	180,617
Shin-Etsu Chemical Co., Ltd.	1,883,700	175,327
First Quantum Minerals Ltd.	14,927,800	141,806
Franco-Nevada Corp.	1,540,000	130,710
Alcoa Corp.1	5,395,000	126,297
Norsk Hydro ASA	34,987,339	125,095
Sherwin-Williams Co.	223,500	102,428
Akzo Nobel NV	749,000	70,383
Vale SA, ordinary nominative	4,100,000	55,329

Fundamental Investors — Page 5 of 7

unaudited

Common stocks (continued) Materials (continued)	Shares	Value (000)
Allegheny Technologies Inc.1	775,100	$19,532
Packaging Corp. of America	69,300	6,606
		4,823,522
Real estate 1.98%
Simon Property Group, Inc. REIT	6,145,000	981,725
American Tower Corp. REIT	1,353,700	276,764
Equinix, Inc. REIT	466,000	234,999
Crown Castle International Corp. REIT	1,625,357	211,865
AGNC Investment Corp. REIT	10,752,000	180,849
CoreSite Realty Corp. REIT	485,000	55,858
Digital Realty Trust, Inc. REIT	452,100	53,253
		1,995,313
Utilities 0.45%
DTE Energy Co.	920,000	117,650
Sempra Energy	800,000	109,952
Exelon Corp.	1,925,000	92,284
Public Service Enterprise Group Inc.	1,498,000	88,112
Edison International	512,300	34,534
CMS Energy Corp.	182,500	10,569
		453,101
Total common stocks (cost: $63,916,190,000)		95,839,640
Preferred securities 0.14% Financials 0.07%
Itaú Unibanco Holding SA, preferred nominative (ADR)	7,815,000	73,617
Information technology 0.07%
Samsung Electronics Co., Ltd., nonvoting preferred shares	2,100,000	69,567
Total preferred securities (cost: $118,002,000)		143,184
Short-term securities 5.15% Money market investments 5.15%
Capital Group Central Cash Fund	51,969,502	5,196,430
Total short-term securities (cost: $5,196,476,000)		5,196,430
Total investment securities 100.23% (cost: $69,230,668,000)		101,179,254
Other assets less liabilities (0.23)%		(230,235)
Net assets 100.00%		$100,949,019

1	Security did not produce income during the last 12 months.
2	Represents an affiliated company as defined under the Investment Company Act of 1940.
3	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $45,390,000, which represented .04% of the net assets of the fund.

Fundamental Investors — Page 6 of 7

unaudited

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GBP = British pounds

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2019 Capital Group. All rights reserved.

MFGEFPX-010-0819O-S73137	Fundamental Investors — Page 7 of 7

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By __/s/ Paul F. Roye____________________
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Paul F. Roye_________________
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 30, 2019

By ___/s/ Brian D. Bullard __________
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: August 30, 2019